Average Recorded Investments of Impaired Loans and Interest Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	¥ 259,939	[1]	¥ 295,679	[1]	¥ 368,539
Interest Income on Impaired Loans	4,468		4,732		4,225
Interest on Impaired Loans Collected in Cash	4,136		4,180		3,592
Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	8,635	[1]	8,933	[1]
Interest Income on Impaired Loans	188		226
Interest on Impaired Loans Collected in Cash	152		204
Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	180	[1]	0	[1]
Interest Income on Impaired Loans	5		0
Interest on Impaired Loans Collected in Cash	4		0
Corporate Loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	221,136	[1]	252,683	[1]
Interest Income on Impaired Loans	4,259		4,506
Interest on Impaired Loans Collected in Cash	3,968		3,976
Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	37,282	[1]	30,021	[1]
Interest Income on Impaired Loans	216		367
Interest on Impaired Loans Collected in Cash	211		311
Non-recourse Loans | United States
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	41,903	[1]	41,399	[1]
Interest Income on Impaired Loans	1,726		794
Interest on Impaired Loans Collected in Cash	1,726		695
Real estate companies
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	62,265	[1]	84,121	[1]
Interest Income on Impaired Loans	889		1,243
Interest on Impaired Loans Collected in Cash	804		1,102
Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	16,443	[1]	25,796	[1]
Interest Income on Impaired Loans	364		724
Interest on Impaired Loans Collected in Cash	322		711
Other - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	63,243	[1]	71,346	[1]
Interest Income on Impaired Loans	1,064		1,378
Interest on Impaired Loans Collected in Cash	905		1,157
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	29,217	[1]	34,063	[1]
Interest Income on Impaired Loans	0		0
Interest on Impaired Loans Collected in Cash	0		0
Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	771	[1]
Interest Income on Impaired Loans	16
Interest on Impaired Loans Collected in Cash	¥ 12

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.